Property and Equipment (Tables)	12 Months Ended
Dec. 26, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net was as follows:

(in millions)	December 28, 2019	December 26, 2020
Land, buildings and leasehold improvements	$44	$63
Computer equipment, software and other	126	132
Construction in progress	24	23

Total property and equipment	194	218
Less: accumulated depreciation	(79)	(103)

Total property and equipment, net	$115	$115